Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of guarantees in favor of third parties
We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In $ millions)	December 31, 2020	December 31, 2019
Guarantees in favor of customers (1)(2)(3)	150	165
Guarantees in favor of banks (4)	132	146
Total	282	311
(1) Guarantees to Seadrill Partners - Guarantees in favor of customers are performance guarantees provided on behalf of Seadrill Partners of nil (December 31, 2019: $15 million).
(2) Guarantees to Northern Ocean - Guarantees in favor of customers are performance guarantees provided on behalf of Northern Ocean of $100 million (December 31, 2019: $100 million) for a contract that matures in 2022.
(3) Guarantees to Sonadrill - Guarantees in favor of customers are performance guarantees provided on behalf of Sonadrill of $50 million (December 31, 2019: $50 million). Contract maturity in 2021.
(4) Guarantees to Seabras Sapura - Guarantees in favor of banks are guarantees provided by a subsidiary of Seadrill Limited on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $132 million (December 31, 2019: $146 million). Contractual maturity is not until 2021.